Debt Securities at Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Debt Securities at Fair Value Through Profit Or Loss
5	DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
The following table shows the bank’s holdings of debt securities at fair value through profit or loss as of December 31, 2022 and 2021:

	Holdings
	12/31/2022		12/31/2021
Name	Fair value level	Book amounts	Book amounts
Debt securities at fair value through profit or loss
- Local
Government securities
Federal government bonds in dual currency at discount—Maturity: 07-21-2023	1	58,946,978
Federal government treasury bonds linked to dollar—Maturity: 04-28-2023	1	56,990,201	49
Federal government bonds in dual currency at discount—Maturity: 09-29-2023	1	21,913,191
Federal government bonds in dual currency at discount—Maturity: 06-30-2023	1	20,739,047
Federal government treasury bonds in pesos adjusted by CER—Maturity: 03-25-2023	1	14,667,234	7,499,991
Federal government bonds in dual currency at discount—Maturity: 02-28-2024	1	11,476,239
Federal government treasury bonds in pesos adjusted by CER—Maturity: 03-06-2023	1	5,841,908	3,334,906
Letters of National Estate in pesos adjusted by CER at discount—Maturity: 01-20-2023	1	2,969,113
Letters of National Estate in pesos adjusted by CER at discount—Maturity: 02-17-2023	1	2,184,546
Federal government treasury bonds in pesos adjusted by CER—Maturity: 05-19-2023	1	2,137,825
Other		6,966,936	48,832,493

Subtotal local government securities (1)		204,833,218	59,667,439

Private securities
Corporate bonds Genneia SA Class 031—Maturity: 09-02-2027	1	1,329,598
Corporate bonds Transportadora de Gas del Sur SA Class 002—Maturity: 05-02-2025	2	708,031
Corporate bonds Pampa Energía SA Class I—Maturity: 01-24-2027	2	591,753
Corporate bonds Tarjeta Naranja SA Class 53 Series 01—Maturity: 04-05-2023	3	434,678
Debt Securities in Financial Trusts Confibono	3	417,426
Corporate bonds Pan American Energy Argentina S.L Class 21—Maturity: 07-21-2025	2	335,505
Corporate bonds Telecom Argentina SA Class 001—Maturity: 07-18-2026	1	276,554	78,938
Corporate bonds Pan American Energy Argentina S.L Class 012—Maturity: 04-30-2027	1	252,830	257,440
Corporate bonds Arcor SAIC Class 018—Maturity: 10-09-2027	1	244,342
Corporate bonds CT Barragan SA Class 006—Maturity: 05-16-2025	1	189,080
Other		1,441,097	3,122,007

Subtotal local private securities		6,220,894	3,458,385

Total Debt securities at fair value through profit or loss		211,054,112	63,125,824

(1)
During March 2023,
the Argentine Ministry of Economy, in terms of the Article 11 of the Decree No. 331/2022, invited the holders of certain investments to enter into a voluntary debt swap. The Bank decided to enter into that swap with the following instruments:

•	Letters of National Estate in pesos at discount – Maturity: 03-31-2023 (S31M3) for a nominal amount of 200,000,000.

•	Letters of National Estate in pesos at discount – Maturity: 04-28-2023 (S28A3) for a nominal amount of 210,000,000.

•	Letters of National Estate in pesos adjusted by CER – Maturity: 05-19-2023 (X19Y3) for a nominal amount of 1,145,882,575.

•	Letters of National Estate in pesos at discount – Maturity: 05-31-2023 (S31Y3) for a nominal amount of 295,000,000.

•	Letters of National Estate in pesos adjusted by CER – Maturity: 06-16-2023 (X16J3) for a nominal amount of 159,305,395.
As a consequence of the swap, the Bank booked a gain amounted to 675,939. In addition, with almost all the instruments received, the Bank purchased put options with the BCRA that could be exercised up to one day before the maturity of the underlying instrument.